OTHER LONG-TERM ASSETS (Details) - CAD ($) $ in Millions	Dec. 31, 2024	Dec. 31, 2023
Subclassifications of assets, liabilities and equities [abstract]
Deferred consideration receivable	$ 10.8	$ 0.0
Investment tax credits	7.2	7.2
Other	0.1	0.2
Other long-term assets	$ 18.1	$ 7.4